Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 90,982	$ (148,986)	$ (57,747)
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments	(66,958)	(57,615)	(11)
Pension adjustments, net of taxes	(548)	(1,153)	(196)
Foreign exchange loss on currency translation	0	0	(132)
Amounts reclassified from accumulated other comprehensive loss
Loss on deconsolidation of Altera (note 13)	0	0	7,720
Other comprehensive (loss) income:	(49,616)	(58,607)	3,081
Comprehensive income (loss)	41,366	(207,593)	(54,666)
Comprehensive income attributable to non-controlling interests	(140,106)	(122,844)	(20,948)
Comprehensive loss attributable to shareholders of Teekay Corporation	(98,740)	(330,437)	(75,614)
Interest expense
Amounts reclassified from accumulated other comprehensive loss
Realized loss (gain) on qualifying cash flow hedging instruments	2,320	(376)	152
Equity Income
Amounts reclassified from accumulated other comprehensive loss
Realized loss (gain) on qualifying cash flow hedging instruments	15,570	537	(1,291)
Foreign exchange gain on currency translation	$ 0	$ 0	$ (3,161)